Earnings Per Share - Participating Securities (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share Disclosure [Line Items]
Convertible stock options and nonvested awards excluded from diluted EPS calculation	400	600	1,100
Basic EPS:
Basic EPS (a)/(b)	$ 1.74	$ 1.98	$ 1.73
Diluted EPS (c)/(d)	$ 1.73	$ 1.97	$ 1.72
Participating Securities
Basic EPS:
Net income allocated to nonvested awards(a)	$ 1,557	$ 3,164	$ 3,308
Nonvested awards(b)	911	1,617	1,925
Basic EPS (a)/(b)	$ 1.71	$ 1.96	$ 1.72
Net income allocated to nonvested awards(c)	$ 1,552	$ 3,148	$ 3,288
Average common and common equivalent shares outstanding(d)	911	1,617	1,925
Diluted EPS (c)/(d)	$ 1.70	$ 1.95	$ 1.71